UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the auction rate note distribution period from June 28, 2007 to July 26, 2007

Commission File Number of issuing entity: 333-132039-02

Goal Capital Funding Trust 2007-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-132039

Goal Capital Funding, LLC

(Exact name of depositor as specified in its charter)

Goal Financial, LLC

(Exact name of sponsor as specified in its charter)

Delaware	26-0191360
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

9477 Waples Street, Suite 100 San Diego, California	92121
(Address of principal executive offices of issuing entity)	(Zip Code)

(858) 320-6799

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Student Loan Asset Backed Notes, Series 2007-1, Class B-1 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

PART II – OTHER INFORMATION

ITEM 9 – Exhibits

(a)	Documents filed as part of this report.

Exhibit 99.1 July 26, 2007 Administrator’s Distribution Date Certificate

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 July 26, 2007 Administrator’s Distribution Date Certificate

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 10, 2007

Goal Capital Funding, LLC
(Depositor)

By:	/s/ Seamus Garland
Name:	Seamus Garland
Title:	Chief Financial Officer, Secretary and Head of Securitization